Note 18 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Balance at beginning of period			$ 178,983
Additions*			29,606		$ 48,220
Impairments@			(877)		(8,209)		$ (498)
Balance at end of period		$ 179,649	179,649		178,983
Depreciation for the year		2,158
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			233,826		195,138
Additions*	[1]		29,606		47,348
Impairments@			(908)	[2]	(9,516)	[3]
Reallocations between asset classes			0		0
Acquisition of Bilboes oxide assets (Tribute) (note 5)					872
Foreign exchange movement			(66)		(16)
Disposals			(33)
Reallocate to assets held for sale			(14,301)
Balance at end of period		248,124	248,124		233,826		195,138
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			(31)		(1,307)
Foreign exchange movement			(41)		(27)
Balance at beginning of period			54,843		46,036
Depreciation for the year			14,486		10,141
Accumulated depreciation for assets reallocated to assets held for sale			(782)
Balance at end of period		68,475	68,475		54,843		46,036
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period			6,844
Balance at end of period		7,324	7,324		6,844
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			15,194		14,435
Additions*	[1]		0		0
Impairments@			0	[2]	0	[3]
Reallocations between asset classes			1,492		759
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			0		0
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		16,686	16,686		15,194		14,435
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0		0
Foreign exchange movement			0		0
Balance at beginning of period			8,350		7,335
Depreciation for the year			1,012		1,015
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		9,362	9,362		8,350		7,335
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of period			295
Balance at end of period		156	156		295
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			525		543
Additions*	[1]		0		0
Impairments@			0	[2]	0	[3]
Reallocations between asset classes			0		0
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			(24)		(18)
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		501	501		525		543
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0		0
Foreign exchange movement			(9)		(4)
Balance at beginning of period			230		97
Depreciation for the year			124		137
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		345	345		230		97
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period			69,786
Balance at end of period		100,592	100,592		69,786
Depreciation for the year		856
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			82,154		73,914
Additions*	[1]		0		0
Impairments@			(872)	[2]	(8,518)	[3]
Reallocations between asset classes			37,116		15,886
Acquisition of Bilboes oxide assets (Tribute) (note 5)					872
Foreign exchange movement			0		0
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		118,398	118,398		82,154		73,914
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			(21)		(532)
Foreign exchange movement			0		0
Balance at beginning of period			12,368		8,910
Depreciation for the year			5,459		3,990
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		17,806	17,806		12,368		8,910
Assets under construction and decommissioning assets [member]
Statement Line Items [Line Items]
Balance at beginning of period	[4]		45,760
Balance at end of period	[4]	34,842	34,842		45,760
Assets under construction and decommissioning assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			46,453		35,476
Additions*	[1]		28,276		31,711
Impairments@			0	[2]	0	[3]
Reallocations between asset classes			(39,099)		(20,734)
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			(2)		0
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		35,628	35,628		46,453		35,476
Assets under construction and decommissioning assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@	[4]		0		0
Foreign exchange movement	[4]		0		0
Balance at beginning of period	[4]		693		600
Depreciation for the year	[4]		93		93
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period	[4]	786	786		693		600
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period			41,228
Balance at end of period		35,625	35,625		41,228
Depreciation for the year		1,302
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			70,485		64,319
Additions*	[1]		538		3,049
Impairments@			(36)	[2]	(998)	[3]
Reallocations between asset classes			491		4,089
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			0		26
Disposals			(33)
Reallocate to assets held for sale			0
Balance at end of period		71,445	71,445		70,485		64,319
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			(10)		(775)
Foreign exchange movement			0		0
Balance at beginning of period			29,257		25,505
Depreciation for the year			6,573		4,527
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		35,820	35,820		29,257		25,505
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period			463
Balance at end of period		606	606		463
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,563		1,342
Additions*	[1]		335		243
Impairments@			0	[2]	0	[3]
Reallocations between asset classes			0		0
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			(37)		(22)
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		1,861	1,861		1,563		1,342
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0		0
Foreign exchange movement			(30)		(21)
Balance at beginning of period			1,100		958
Depreciation for the year			185		163
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		1,255	1,255		1,100		958
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period			469
Balance at end of period		504	504		469
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			3,314		3,169
Additions*	[1]		294		147
Impairments@			0	[2]	0	[3]
Reallocations between asset classes			0		0
Acquisition of Bilboes oxide assets (Tribute) (note 5)					0
Foreign exchange movement			(3)		(2)
Disposals			0
Reallocate to assets held for sale			0
Balance at end of period		3,605	3,605		3,314		3,169
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0		0
Foreign exchange movement			(2)		(2)
Balance at beginning of period			2,845		2,631
Depreciation for the year			258		216
Accumulated depreciation for assets reallocated to assets held for sale			0
Balance at end of period		3,101	3,101		2,845		2,631
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period			14,138
Balance at end of period		0	0		14,138
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period	[5]		14,138		1,940
Additions*	[1],[5]		163		12,198
Impairments@	[5]		0	[2]	0	[3]
Reallocations between asset classes	[5]		0		0
Acquisition of Bilboes oxide assets (Tribute) (note 5)	[5]				0
Foreign exchange movement	[5]		0		0
Disposals	[5]		0
Reallocate to assets held for sale	[5]		(14,301)
Balance at end of period	[5]	0	0		14,138		1,940
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0		0
Foreign exchange movement			0		0
Balance at beginning of period			0		0
Depreciation for the year			782		0
Accumulated depreciation for assets reallocated to assets held for sale			(782)
Balance at end of period		$ 0	$ 0		$ 0		$ 0

[1]	Included in additions is the change in estimate for the decommissioning asset of $1,962 (2022: ($468))
[2]	On June 27, 2023 the decision was taken to place the Bilboes oxide mine on care and maintenance as the cost related to removing the waste and accessing the orebody could exceed the benefit from the gold revenues to be received. The impairment loss that was recognised amounted to a carrying value of $851 on impairing the Bilboes oxide asset classified under mine development, infrastructure and other. Mining and metallurgical processing continued at the Bilboes oxide mine until the end of September 2023 when the contract miner's notice period came to an end. Leaching of material that has already been deposited on the leach pad will continue while the revenue from these activities contributes to the cost of the asset. Oxide mining and processing will resume when the stripping of the waste for the sulphide project commences and can be economically justified.
[3]	Included in the 2022 impairments are development asset costs of $8,518 that predominantly relates to prospective areas above 750 meters at Blanket which are not included in the LoMP. Also included in the 2022 impairments are generator cost of $791 and loader bottom decks at a cost of $101; these assets were no longer in working condition. The carrying amount for these impaired assets were impaired to $Nil.
[4]	Accumulated depreciation and depreciation under Assets under construction and decommissioning assets include depreciation on decommissioning assets.
[5]	The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant. Depreciation on the solar plant commenced on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. From September 28, 2023 the solar plant is classified as held for sale. In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (Private) Limited (which owns the solar plant) to issue loan notes pursuant to a loan note instrument (“bonds”) up to a value of $12 million. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. Refer to note 30.2 for more information on these loan notes.